CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	$ 2,148,700
Accounts receivable	482,279
Inventories, net of reserve	1,456,275
Deferred financing costs	50,000
Prepaid expenses and other current assets	156,255
Total current assets	4,293,509
Property and equipment, net	5,650,976
Operating lease right-of-use assets	586,164
Other assets	34,359
TOTAL ASSETS	10,565,008
Current liabilities
Accounts payable	4,744,606
Accrued expenses	2,499,657
Current portion of operating lease liability	355,385
Contract liabilities	30,400
Current portion of notes payable	2,147,992
Total current liabilities	9,778,040
Operating lease liability, net of current portion	237,369
Convertible notes payable	6,967,951
Warrant liabilities	2,238,519
TOTAL LIABILITIES	19,221,879
Commitments and Contingencies (Note 6)
Convertible preferred stock	23,889,050
Stockholders' Deficit
Common Stock	92	[1]
Additional paid-in capital	64,744,838	[1]
Accumulated deficit	(97,290,851)
Total Stockholders' Deficit	(32,545,921)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 10,565,008

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.